Restructuring and related expenses (Tables)	12 Months Ended
Dec. 31, 2019
White Collar Productivity program
Schedule of liabilities associated with restructuring program
		Contract settlement,
	Employee	loss order
($ in millions)	severance costs	and other costs	Total
Liability at January 1, 2015	—	—	—
Expenses	300	3	303
Cash payments	(27)	—	(27)
Liability at December 31, 2015	273	3	276
Expenses	182	3	185
Cash payments	(91)	(2)	(93)
Change in estimates	(85)	(1)	(86)
Exchange rate differences	(17)	(1)	(18)
Liability at December 31, 2016	262	2	264
Expenses	28	3	31
Cash payments	(92)	(4)	(96)
Change in estimates	(118)	—	(118)
Exchange rate differences	21	—	21
Liability at December 31, 2017	101	1	102
Cash payments	(55)	—	(55)
Change in estimates and exchange rate differences	(13)	—	(13)
Liability at December 31, 2018	33	1	34

Restructuring cumulative costs incurred to date per operating segment
		Cumulative costs
	Net costs incurred in	incurred up to
($ in millions)	2017(1)	December 31, 2017(1)
Electrification	(17)	72
Industrial Automation	(23)	106
Motion	(10)	42
Robotics & Discrete Automation	(4)	14
Corporate and Other	(32)	91
Total	(86)	325
Amounts in the table above have been recast to reflect the reorganization of the Company’s operating segments in 2019 as outlined in Note 23.
Schedule of restructuring expenses, net of changes in estimates
		Cumulative costs
		incurred up to
($ in millions)	2017	December 31, 2017
Employee severance costs	(90)	307
Estimated contract settlement, loss order and other costs	3	8
Inventory and long-lived asset impairments	1	10
Total	(86)	325

Schedule of allocation of restructuring and related expenses, net of changes in estimates
($ in millions)	2017
Total cost of sales	(47)
Selling, general and administrative expenses	(35)
Non-order related research and development expenses	(5)
Other income (expense), net	1
Total	(86)

OS Program
Schedule of liabilities associated with restructuring program
		Contract settlement,
	Employee	loss order
($ in millions)	severance costs	and other costs	Total
Liability at January 1, 2018	—	—	—
Expenses	65	—	65
Liability at December 31, 2018	65	—	65
Expenses	111	1	112
Cash payments	(44)	(1)	(45)
Change in estimates	(30)	—	(30)
Exchange rate differences	(3)	—	(3)
Liability at December 31, 2019	99	—	99

Restructuring cumulative costs incurred to date per operating segment
			Cumulative costs
	Costs incurred in(1)		incurred up to	Total
($ in millions)	2019	2018	December 31, 2019(1)	expected costs(1)
Electrification	18	32	50	80
Industrial Automation	3	21	24	40
Motion	6	1	7	50
Robotics & Discrete Automation	8	—	8	20
Corporate and Other	54	11	65	160
Total	89	65	154	350

(1) Amounts in the table above have been recast to reflect the reorganization of the Company’s operating segments in 2019 as outlined in Note 23.

Schedule of restructuring expenses, net of changes in estimates
			Cumulative costs
	Costs incurred in		incurred up to
($ in millions)	2019	2018	December 31, 2019
Employee severance costs	81	65	146
Estimated contract settlement, loss order and other costs	1	—	1
Inventory and long-lived asset impairments	7	—	7
Total	89	65	154

Schedule of allocation of restructuring and related expenses, net of changes in estimates
($ in millions)	2019	2018
Total cost of sales	8	35
Selling, general and administrative expenses	46	23
Non-order related research and development expenses	1	3
Other income (expense), net	34	4
Total	89	65

Other restructuring-related activities
Schedule of restructuring expenses, net of changes in estimates
($ in millions)	2019	2018	2017
Employee severance costs	55	74	130
Estimated contract settlement, loss order and other costs	37	29	32
Inventory and long-lived asset impairments	22	13	19
Total	114	116	181

Schedule of allocation of restructuring and related expenses, net of changes in estimates
($ in millions)	2019	2018	2017
Total cost of sales	46	24	119
Selling, general and administrative expenses	4	52	10
Non-order related research and development expenses	—	2	—
Other income (expense), net	64	38	52
Total	114	116	181